UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-4765

Dreyfus Premier New York AMT-Free Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	11/30/07

FORM N-CSR

Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
23	Financial Highlights
26	Notes to Financial Statements
33	Report of Independent Registered
Public Accounting Firm
34	Important Tax Information
35	Information About the Review and Approval
of the Fund’s Management Agreement
40	Board Members Information
43	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
New York AMT-Free
Municipal Bond Fund

The	Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Premier New York AMT-Free Municipal Bond Fund, covering the 12-month period from December 1, 2006, through November 30, 2007.

Volatility has returned to the municipal bond market. The past few months have been filled with greater swings in security valuations than we’ve seen in several years, as the economic cycle matured and a credit crisis spread from the sub-prime mortgage sector of the taxable bond market to other areas of the financial markets,including municipal bonds. A high degree of leverage within parts of the financial system made these price fluctuations more intense than they otherwise might have been. While we saw few changes in the underlying credit fundamentals of municipal bonds, the tax-exempt market nonetheless suffered bouts of difficult liquidity.

In our view, these developments signaled a shift to a new phase of the credit cycle in which the price of risk has increased. Although the housing downturn and sub-prime turmoil may persist, fiscal conditions so far have remained sound for most municipal bond issuers, and lower short-term interest rates from the Federal Reserve Board may help forestall a technical recession.Turning points such as this one may be a good time to review your portfolio with your financial advisor, who can help you consider whether to reposition your investments in this changing market environment.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2006, through November 30, 2007, as provided by Monica S.Wieboldt, Senior Portfolio Manager

Fund and Market Performance Overview

Although a credit crisis led to sharp declines in the municipal bond market over the summer of 2007, the fund and benchmark achieved positive absolute total returns for the overall reporting period.The fund’s Class A returns were lower than its benchmark, however, and in line with the fund’s Lipper category average, primarily due to weakness among lower-rated holdings as investors reassessed their attitudes toward risk.

For the 12-month period ended November 30, 2007, Class A, B and C shares of Dreyfus Premier New York AMT-Free Municipal Bond Fund produced total returns of 1.06%, 0.53% and 0.30%, respectively.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 2.71% for the same period.2 In addition, the average total return for all funds reported in the Lipper New York Municipal Debt Funds category was 1.05% .3

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital.To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes. The fund also seeks to provide income exempt from the federal Alternative Minimum Tax (“AMT”).The fund will invest at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and the municipal bond’s

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount”bonds,which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation to either discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

A Fixed-Income Credit Crisis Produced Heightened Market Volatility

After trading within a relatively narrow range during the first half of the reporting period, municipal bond market conditions changed dramatically over the summer of 2007 when turmoil in the sub-prime mortgage sector of the taxable bond market spread to other areas of the financial markets. Although we saw little evidence of credit deterioration among municipal bond issuers, the tax-exempt market was affected by selling pressure from highly leveraged institutional investors, which were forced to sell creditworthy and liquid securities to meet redemption requests and margin calls. In the aftermath of the summertime decline, tax-exempt bonds traded at their highest yield levels in more than three years.

The resulting difficult liquidity conditions prompted the Federal Reserve Board (the “Fed”) to reduce the discount rate in August and the federal funds rate in September and October, the first reductions in short-term interest rates in more than four years. The market generally responded favorably to these actions, sparking a rally in September and October that helped offset some of the municipal bond market’s previous losses.

A Focus on Income Helped to Provide Positive Returns

Despite the downturn in the credit market, the fund sustained strong income contributions from its seasoned holdings, many of which were purchased at higher yields than are available today.The fund also benefited from its positions in tax-supported and transportation issues, especially those with maturities of 20 years or less. However, lower-rated securities, such as corporate-related municipal debt and tax-exempt bonds backed by airlines, that contributed positively to the fund’s total return early in the reporting period, underperformed significantly during the volatile summer downturn resulting only in minimal positive overall performance for the reporting period.

In addition, many analysts have grown concerned that challenges currently facing Wall Street firms may constrain future tax receipts. As a result, although New York’s fiscal condition has remained sound, prices of the City of New York bond issues have declined attributing to the fund’s underperformance relative to its benchmark.

Maintaining a Conservative Investment Posture

Ongoing market volatility may provide opportunities to purchase longer-dated New York municipal bonds at attractive prices. However, for the immediate future, we intend to focus on higher-quality bonds with maturities within 20 years that are backed by the revenue streams of specific projects rather than general tax receipts. In our view, these are prudent strategies in today’s changing economic and market environments.

As the year-end approaches, we have reduced the fund’s holdings of securities that may be subject to taxation under AMT and, by January 1, 2008, will not invest, nor be invested in AMT securities.

December 17, 2007
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New York residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures provided reflect the absorption of certain expenses by The Dreyfus
Corporation pursuant to an agreement in effect until July 31, 2008, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s return would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment-
grade, tax-exempt bond market. Index returns do not reflect the fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in Class A shares, Class B shares and Class C shares of Dreyfus Premier New York AMT-Free Municipal Bond Fund on 11/30/97 to a $10,000 investment made in the Lehman Brothers Municipal Bond Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested. The fund invests primarily in New York municipal securities and the fund’s performance shown in the line graph takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all share classes.The Index is not limited to investments principally in New York municipal obligations and does not take into account charges, fees and other expenses.The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of	11/30/07

	1 Year	5 Years	10 Years

Class A shares
with maximum sales charge (4.5%)	(3.49)%	2.77%	3.97%
without sales charge	1.06%	3.72%	4.45%
Class B shares
with applicable redemption charge †	(3.35)%	2.85%	4.13%
without redemption	0.53%	3.19%	4.13%
Class C shares
with applicable redemption charge ††	(0.67)%	2.95%	3.67%
without redemption	0.30%	2.95%	3.67%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class B shares assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

† The maximum contingent deferred sales charge for Class B shares is 4%.After six years Class B shares convert to Class A shares.

The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier New York AMT-Free Municipal Bond Fund from June 1, 2007 to November 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2007
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.49	$ 7.00	$ 8.25
Ending value (after expenses)	$1,010.80	$1,008.10	$1,006.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2007
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.51	$ 7.03	$ 8.29
Ending value (after expenses)	$1,020.61	$1,018.10	$1,016.85

† Expenses are equal to the fund’s annualized expense ratio of .89% for Class A, 1.39% for Class B and 1.64% for Class C; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2007

Long-Term Municipal	Coupon	Maturity	Principal
Investments—92.9%	Rate (%)	Date	Amount ($)	Value ($)

New York—85.9%
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Bard College
Civic Facility)	5.00	8/1/22	775,000	811,874
Hempstead Industrial Development
Agency, Civic Facility Revenue
(Adelphi University Civic Facility)	5.00	10/1/30	1,565,000	1,573,967
Hempstead Industrial Development
Agency, Civic Facility Revenue
(Adelphi University Civic Facility)	5.00	10/1/35	1,500,000	1,503,750
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue (Insured; FGIC)	5.00	2/15/47	1,500,000	1,539,315
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish Senior
Residences Project)	6.00	5/1/29	1,370,000	1,369,918
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/35	2,000,000	2,057,700
Long Island Power Authority,
Electric System General
Revenue (Insured; CIFG)	5.00	9/1/33	1,000,000	1,021,210
Long Island Power Authority,
Electric System General
Revenue (Insured; FGIC)	5.00	12/1/19	1,000,000	1,077,150
Metropolitan Transportation
Authority, Revenue
(Insured; AMBAC)	5.50	11/15/18	4,000,000	4,329,960
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	1/1/12	1,225,000 [a]	1,313,408
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	7/1/12	1,775,000 [a]	1,917,657
Metropolitan Transportation
Authority, Transportation Revenue	5.00	11/15/31	1,500,000	1,553,085
New York City	6.75	2/1/09	140,000	145,628
New York City	5.38	12/1/11	850,000 [a]	919,105
New York City	5.00	11/1/19	2,000,000	2,099,440
New York City	5.38	12/1/20	150,000	158,013

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City	5.00	8/1/21	2,000,000	2,088,540
New York City	5.50	8/1/21	2,000,000	2,164,420
New York City	5.25	8/15/24	2,420,000	2,541,799
New York City	5.00	4/1/30	2,500,000	2,557,600
New York City Housing Development
Corporation, Capital Fund
Program Revenue (New York City
Housing Authority Program)
(Insured; FGIC)	5.00	7/1/25	1,000,000	1,041,910
New York City Housing Development
Corporation, MFHR
(Collateralized: FHA and GNMA)	5.25	11/1/30	2,500,000	2,591,450
New York City Industrial
Development Agency, Civic
Facility Revenue (College of
Aeronautics Project)	5.45	5/1/08	1,000,000 [a]	1,028,630
New York City Industrial
Development Agency, Civic
Facility Revenue (Vaughn
College of Aeronautics and
Technology Project)	5.25	12/1/36	820,000	764,109
New York City Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater New York Project)	5.00	8/1/36	3,000,000	3,023,940
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade
Center Project)	6.25	3/1/15	2,000,000	2,078,620
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured; AMBAC)	5.00	1/1/46	2,000,000	2,052,060
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P. Project)	5.50	1/1/18	1,000,000	1,067,110
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	7/15/36	2,000,000	2,085,460

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	6.00	5/15/10	450,000 [a]	484,213
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.00	11/1/25	1,205,000	1,270,576
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.25	10/1/35	2,500,000	2,657,650
New York Liberty Development
Corporation, Revenue (National
Sports Museum Project)	6.13	2/15/19	1,000,000	1,006,030
New York State Dormitory
Authority, Catholic Health
Services of Long Island
Obligated Group Revenue (Saint
Francis Hospital Project)	5.00	7/1/21	2,000,000	2,008,260
New York State Dormitory
Authority, FHA Insured
Mortgage HR (The New York and
Presbyterian Hospital)
(Insured; FSA)	5.25	8/15/27	1,000,000	1,048,550
New York State Dormitory
Authority, Insured Revenue
(Manhattan College)
(Insured; Radian)	5.50	7/1/16	975,000	1,042,285
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; AMBAC)	5.00	7/1/32	1,345,000	1,408,054
New York State Dormitory
Authority, LR (State
University Educational
Facilities) (Insured; FGIC)	5.50	7/1/11	1,000,000 [a]	1,077,490
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/31	2,000,000	2,109,100
New York State Dormitory
Authority, Revenue (Consolidated
City University System)	5.63	7/1/16	4,000,000	4,456,600

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; FGIC)	5.75	7/1/16	1,000,000	1,060,220
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; FSA)	5.75	7/1/18	1,000,000	1,133,620
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/24	2,000,000	2,119,440
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/35	2,000,000	2,084,240
New York State Dormitory
Authority, Revenue (Long
Island University)	5.50	9/1/20	1,585,000	1,651,380
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)	5.00	7/1/35	1,000,000	1,032,010
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.00	2/15/28	880,000	903,302
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/19	1,000,000	1,058,370
New York State Dormitory
Authority, Revenue (Mount Sinai
NYU Health Obligated Group)	5.50	7/1/26	2,000,000	2,012,800
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/24	1,750,000	1,782,567
New York State Dormitory
Authority, Revenue (New York
State Department of Health)
(Insured; CIFG)	5.00	7/1/25	2,500,000	2,593,325
New York State Dormitory
Authority, Revenue (NYU
Hospitals Center)	5.25	7/1/24	1,000,000 [b]	968,750

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Revenue (NYU
Hospitals Center)	5.00	7/1/26	1,000,000	935,030
New York State Dormitory
Authority, Revenue (State
University Educational Facilities)	5.88	5/15/17	2,000,000	2,281,360
New York State Dormitory
Authority, Revenue (University
of Rochester)	5.00	7/1/34	2,870,000	2,935,953
New York State Dormitory
Authority, South Nassau
Communities HR (Winthrop South
Nassau University Health
System Obligated Group)	5.50	7/1/23	1,650,000	1,689,303
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.38	3/15/13	1,000,000 [a]	1,101,010
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/23	1,500,000	1,605,150
New York State Thruway Authority,
General Revenue (Insured; FGIC)	5.00	1/1/27	3,000,000 [b]	3,158,970
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/25	2,000,000	2,112,120
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/19	3,000,000 [c,d]	3,210,345
New York State Thruway Authority,
State Personal Income Tax
Revenue (Transportation)	5.25	3/15/27	1,000,000	1,079,770
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (State
Facilities and Equipment)
(Insured; FGIC)	5.50	3/15/13	2,450,000 [a]	2,712,248
Newburgh Industrial Development
Agency, IDR (Bourne and Kenny
Redevelopment Company LLC
Project) (Guaranteed; SONYMA)	5.75	2/1/32	1,000,000	1,024,590

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP Facility)	5.63	11/15/14	2,000,000	2,006,200
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP Facility)	5.55	11/15/15	1,970,000	1,990,744
Niagara Frontier Transportation
Authority, Airport Revenue
(Buffalo Niagara International
Airport) (Insured; MBIA)	5.63	4/1/29	2,000,000	2,055,060
Orange County Industrial
Development Agency, Life Care
Community Revenue
(Glenn Arden Inc. Project)	5.63	1/1/18	1,000,000	1,001,130
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/23	2,000,000	2,101,360
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/31	1,000,000	1,038,690
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/36	1,000,000	1,033,880
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/26	1,380,000	1,432,123
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jeffersons Ferry Project)	5.00	11/1/28	1,000,000	938,860
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue
Bonds (State Contingency
Contract Secured)	5.50	6/1/21	3,000,000	3,204,270

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Triborough Bridge and Tunnel
Authority, General
Purpose Revenue	6.00	1/1/12	2,000,000	2,137,440
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(Insured; MBIA)	5.00	11/15/32	2,000,000	2,065,480
Watervliet Housing Authority,
Residential Housing Revenue
(Beltrone Living Center Project)	6.00	6/1/08	1,000,000 [a]	1,032,540
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/45	1,200,000	1,135,224
U.S. Related—7.0%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	2,000,000 [a]	2,135,560
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	1,000,000	1,032,020
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/16	1,180,000 [a]	1,327,771
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/30	820,000	832,128
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.63	7/1/10	2,000,000 [a]	2,138,600
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.75	7/1/10	1,500,000 [a]	1,606,245
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/46	1,000,000	972,150
Virgin Islands Water and Power
Authority, Electric System
Subordinated Revenue	5.00	7/1/26	665,000	668,997
Total Long-Term
Municipal Investments
(cost $140,406,112)				143,177,981

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments—8.6%	Rate (%)	Date	Amount ($)	Value ($)

New York;
New York City
(LOC; Bank of America)	3.57	12/1/07	3,700,000 [e]	3,700,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Dexia Credit Locale)	3.52	12/1/07	3,000,000 [e]	3,000,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Landesbank
Baden-Wurttemberg)	3.53	12/1/07	4,145,000 [e]	4,145,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Versatile Structure
Obligation) (Liquidity Facility;
Bayerische Landesbank)	3.53	12/1/07	2,400,000 [e]	2,400,000
Total Short-Term Municipal Investments
(cost $13,245,000)				13,245,000

Total Investments (cost $153,651,112)			101.5%	156,422,981

Liabilities, Less Cash and Receivables			(1.5%)	(2,347,309)

Net Assets			100.0%	154,075,672

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Purchased on a delayed delivery basis.
[c] Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At November 30, 2007, this security amounted to $3,210,345 or 2.1% of net assets.
[d] Collateral for floating rate borrowings.
[e] Securities payable on demand.Variable interest rate—subject to periodic change.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	34.3
AA		Aa		AA	28.4
A		A		A	11.0
BBB		Baa		BBB	12.4
BB		Ba		BB	1.2
F1		MIG1/P1		SP1/A1	8.5
Not Rated [f]		Not Rated [f]		Not Rated [f]	4.2
					100.0

†	Based on total investments.
[f]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2007

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		153,651,112	156,422,981
Interest receivable			2,175,117
Receivable for investment securities sold			2,123,604
Receivable for shares of Beneficial Interest subscribed			85,175
Prepaid expenses			14,769
			160,821,646

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			121,807
Cash overdraft due to Custodian			255,090
Payable for investment securities purchased			4,625,096
Payable for floating rate notes issued—Note 4			1,500,000
Payable for shares of Beneficial Interest redeemed			160,277
Interest and related expenses payable			9,698
Accrued expenses			74,006
			6,745,974

Net Assets ($)			154,075,672

Composition of Net Assets ($):
Paid-in capital			150,745,412
Accumulated net realized gain (loss) on investments			558,391
Accumulated net unrealized appreciation
(depreciation) on investments			2,771,869

Net Assets ($)			154,075,672

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	134,891,789	11,147,384	8,036,499
Shares Outstanding	9,350,007	772,737	557,060

Net Asset Value Per Share ($)	14.43	14.43	14.43

See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS
Year Ended November 30, 2007

Investment Income ($):
Interest Income	7,724,357
Expenses:
Management fee—Note 3(a)	882,608
Shareholder servicing costs—Note 3(c)	492,838
Distribution fees—Note 3(b)	132,209
Interest and related expenses	59,530
Professional fees	54,144
Registration fees	32,614
Prospectus and shareholders’ reports	27,533
Custodian fees—Note 3(c)	20,305
Trustees’ fees and expenses—Note 3(d)	10,450
Loan commitment fees—Note 2	1,233
Miscellaneous	27,079
Total Expenses	1,740,543
Less—reduction in management fee
due to undertaking—Note 3(a)	(183,540)
Net Expenses	1,557,003
Investment Income—Net	6,167,354

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	619,568
Net unrealized appreciation (depreciation) on investments	(5,346,227)
Net Realized and Unrealized Gain (Loss) on Investments	(4,726,659)
Net Increase in Net Assets Resulting from Operations	1,440,695

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,

	2007	2006

Operations ($):
Investment income—net	6,167,354	6,398,063
Net realized gain (loss) on investments	619,568	453,515
Net unrealized appreciation
(depreciation) on investments	(5,346,227)	3,182,055
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,440,695	10,033,633

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(5,411,629)	(5,440,084)
Class B shares	(519,048)	(732,806)
Class C shares	(236,910)	(224,939)
Net realized gain on investments:
Class A shares	(280,491)	(2,294,850)
Class B shares	(36,866)	(375,728)
Class C shares	(12,714)	(120,467)
Total Dividends	(6,497,658)	(9,188,874)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	20,424,484	22,772,997
Class B shares	20,580	1,123,361
Class C shares	2,868,684	359,079
Dividends reinvested:
Class A shares	4,392,925	5,769,052
Class B shares	351,742	674,959
Class C shares	188,931	271,937
Cost of shares redeemed:
Class A shares	(28,232,515)	(31,667,880)
Class B shares	(8,101,259)	(7,162,346)
Class C shares	(1,354,276)	(1,651,994)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(9,440,704)	(9,510,835)
Total Increase (Decrease) in Net Assets	(14,497,667)	(8,666,076)

Net Assets ($):
Beginning of Period	168,573,339	177,239,415
End of Period	154,075,672	168,573,339

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended November 30,

	2007	2006

Capital Share Transactions:
Class A [a]
Shares sold	1,400,215	1,555,518
Shares issued for dividends reinvested	301,742	394,588
Shares redeemed	(1,937,127)	(2,162,988)
Net Increase (Decrease) in Shares Outstanding	(235,170)	(212,882)

Class B [a]
Shares sold	1,406	76,978
Shares issued for dividends reinvested	24,128	46,184
Shares redeemed	(556,040)	(490,082)
Net Increase (Decrease) in Shares Outstanding	(530,506)	(366,920)

Class C
Shares sold	196,809	24,583
Shares issued for dividends reinvested	12,985	18,609
Shares redeemed	(93,084)	(113,200)
Net Increase (Decrease) in Shares Outstanding	116,710	(70,008)

[a]	During the period ended November 30, 2007, 296,399 Class B shares representing $4,325,569, were automatically converted to 296,362 Class A shares and during the period ended November 30, 2006, 172,910
Class B shares representing $2,520,335 were automatically converted to 172,867 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended November 30,

Class A Shares	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value, beginning of period	14.88	14.80	15.00	15.33	15.11
Investment Operations:
Investment income—net [a]	.57	.57	.56	.58	.60
Net realized and unrealized
gain (loss) on investments	(.42)	.33	(.17)	(.17)	.30
Total from Investment Operations	.15	.90	.39	.41	.90
Distributions:
Dividends from investment income—net	(.57)	(.58)	(.56)	(.58)	(.60)
Dividends from net realized
gain on investments	(.03)	(.24)	(.03)	(.16)	(.08)
Total Distributions	(.60)	(.82)	(.59)	(.74)	(.68)
Net asset value, end of period	14.43	14.88	14.80	15.00	15.33

Total Return (%)[b]	1.06	6.25	2.58	2.71	6.11

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.00	.98	.98	1.00	1.02
Ratio of net expenses
to average net assets	.89	.88	.96	1.00	1.02
Ratio of net investment income
to average net assets	3.93	3.94	3.70	3.81	3.94
Portfolio Turnover Rate	17.81	30.45	52.26	21.53	44.33

Net Assets, end of period ($ x 1,000)	134,892	142,631	144,978	153,173	160,371

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

		Year Ended November 30,

Class B Shares	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value, beginning of period	14.88	14.79	15.00	15.33	15.11
Investment Operations:
Investment income—net [a]	.49	.50	.48	.50	.53
Net realized and unrealized
gain (loss) on investments	(.41)	.33	(.18)	(.17)	.29
Total from Investment Operations	.08	.83	.30	.33	.82
Distributions:
Dividends from investment income—net	(.50)	(.50)	(.48)	(.50)	(.52)
Dividends from net realized
gain on investments	(.03)	(.24)	(.03)	(.16)	(.08)
Total Distributions	(.53)	(.74)	(.51)	(.66)	(.60)
Net asset value, end of period	14.43	14.88	14.79	15.00	15.33

Total Return (%) [b]	.53	5.71	2.06	2.18	5.57

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.53	1.50	1.50	1.51	1.52
Ratio of net expenses
to average net assets	1.39	1.38	1.48	1.51	1.52
Ratio of net investment income
to average net assets	3.41	3.43	3.19	3.30	3.43
Portfolio Turnover Rate	17.81	30.45	52.26	21.53	44.33

Net Assets, end of period ($ x 1,000)	11,147	19,390	24,710	30,960	39,155

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
See notes to financial statements.

		Year Ended November 30,

Class C Shares	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value, beginning of period	14.88	14.80	15.00	15.33	15.11
Investment Operations:
Investment income—net [a]	.46	.47	.44	.46	.48
Net realized and unrealized
gain (loss) on investments	(.42)	.32	(.17)	(.17)	.31
Total from Investment Operations	.04	.79	.27	.29	.79
Distributions:
Dividends from investment income—net	(.46)	(.47)	(.44)	(.46)	(.49)
Dividends from net realized
gain on investments	(.03)	(.24)	(.03)	(.16)	(.08)
Total Distributions	(.49)	(.71)	(.47)	(.62)	(.57)
Net asset value, end of period	14.43	14.88	14.80	15.00	15.33

Total Return (%) [b]	.30	5.46	1.81	1.94	5.32

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.75	1.74	1.73	1.75	1.77
Ratio of net expenses
to average net assets	1.64	1.63	1.71	1.75	1.77
Ratio of net investment income
to average net assets	3.16	3.19	2.95	3.06	3.16
Portfolio Turnover Rate	17.81	30.45	52.26	21.53	44.33

Net Assets, end of period ($ x 1,000)	8,036	6,553	7,552	9,072	12,216

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
See notes to financial statements.

The Fund 25

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier New York AMT-Free Municipal Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal, New York state and New York city personal income taxes to the extent consistent with the preservation of capital.The fund also seeks to provide income exempt from the federal alternative minimum tax. The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser.

On July 1,2007,Mellon Financial Corporation (“Mellon Financial”) and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”). As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon.

At a meeting of the fund’s Board of Trustees held on November 6, 2007, the Board of Trustees approved, effective on or about January 1, 2008, a proposal to change the name of the fund from “Dreyfus Premier New York Municipal Bond Fund” to “Dreyfus Premier New York AMT Tax-Free Bond Fund.” By subsequent Board action, the fund was re-named “Dreyfus Premier New York AMT-Free Municipal Bond Fund,” which change occurred on January 1, 2008.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of:yields or prices of municipal securities of comparable quality,coupon, maturity and type;indications as to values from dealers;and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

At November 30, 2007, the components of accumulated earnings on a tax basis were as follows: undistributed tax exempt income $35,603, undistributed capital gains $613,081 and unrealized appreciation $2,717,179.

The tax characters of distributions paid to shareholders during the fiscal periods ended November 30, 2007 and November 30, 2006, were as follows: tax exempt income $6,167,587 and $6,397,829, ordinary income $0 and $122,759 and long-term capital gains $330,071 and $2,668,286, respectively.

During the period ended November 30, 2007, as a result of permanent book to tax differences, primarily due to the tax treatment for amorti-

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

zation adjustments, the fund increased accumulated undistributed investment income-net by $233 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended November 30, 2007, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.The Manager has undertaken from December 1, 2006 through July 31, 2008, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees, Rule 12b-1 distribution plan fees and extraordinary expenses, do not exceed .85% of the value of the fund’s average daily net assets.The reduction in management fees, pursuant to the undertaking, amounted to $183,540 during the period ended November 30, 2007.

During the period ended November 30, 2007, the Distributor retained $22,203 from commissions earned on sales of the fund’s Class A shares and $28,261 and $1,657 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended November 30, 2007, Class B and Class C shares were charged $76,062 and $56,147, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2007, Class A, Class B and Class C shares were charged $344,439, $38,031 and $18,716, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2007, the fund was charged $53,945 pursuant to the transfer agency agreement.

Effective July 1, 2007, the fund’s custodian, The Bank of New York, became an affiliate of the Manager. Under The fund’s pre-existing custody agreement with The Bank of New York, the fund was charged $7,708 for providing custodial services for the fund for the five months ended November 30, 2007. Prior to becoming an affiliate, The Bank of New York was paid $12,597 for custody services to the fund for the seven months ended June 30, 2007.

During the period ended November 30, 2007, the fund was charged $4,740 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $69,547, Rule 12b-1 distribution plan fees $9,672, shareholder ser-

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

vices plan fees $31,612, custody fees $10,221, chief compliance officer fees $3,214 and transfer agency per account fees $12,455, which are offset against an expense reimbursement currently in effect in the amount of $14,914.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2007, amounted to $28,258,062 and $46,781,824, respectively.

The fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short term floating rate set by a remarketing agent at predetermined intervals.A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities.

At November 30, 2007, the cost of investments for federal income tax purposes was $152,205,802; accordingly, accumulated net unrealized appreciation on investments was $2,717,179, consisting of $3,625,644 gross unrealized appreciation and $908,465 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Premier New York AMT-Free Municipal Bond Fund

We have audited the accompanying statement of assets and liabilities of Dreyfus Premier New York AMT-Free Municipal Bond Fund (formerly, Dreyfus Premier New York Municipal Bond Fund), including the statement of investments, as of November 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2007 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier New York AMT-Free Municipal Bond Fund at November 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York January 18, 2008

The Fund 33

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby makes the following designations regarding its fiscal year ended November 30, 2007:

—all the dividends paid from investment income-net are “exempt-interest dividends” (not subject to regular federal income tax and, for individuals who are New York residents, New York State and New York City personal income taxes).

—the fund hereby designates $.0293 per share as a long-term capital gain distribution paid on December 15, 2006.

As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any) and capital gain (if any) distributions paid for the 2007 calendar year on Form 1099-DIV and their portion of the fund’s exempt-interest dividends paid for the 2007 calendar year on Form 1099-INT, both which will be mailed by January 31, 2008.

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 24, 2007, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex generally, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. an independent provider of investment company data, comparing the fund’s performance to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the

The Fund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

“Performance Universe”) selected by Lipper.The Board members had been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe as well as the Expense Group and Expense Universe (discussed below). The Board members noted that the fund’s yield performance for the past ten one-year periods ended May 31 (1998-2007) was lower than the Performance Group median for each of the reported time periods, and higher than the Performance Universe median for the periods ended May 31, 1999, 2000, 2001, 2002, 2006 and 2007 and lower for the other reported time periods. The Board members then reviewed the fund’s total return performance for various periods, and noted that the fund’s total return performance was equal to the Performance Group medians for the one- and two-year periods ended May 31, 2007, and lower for the other reported time periods, and that the fund’s total return performance was higher than the Performance Universe medians for the one-, two-, five- and ten-year periods ended May 31, 2007, and lower for the other reported time periods.The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years. The Board members discussed with representatives of the Manager the reasons for the fund’s underperformance compared to the Performance Group and Performance Universe medians for the applicable periods, and the Manager’s efforts to improve performance. The Board members also received a presentation from the fund’s primary portfolio manager during which she discussed the fund’s investment strategy and the factors that affected performance.

The Board members also discussed the fund’s management fee and expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board noted that the fund’s management fee and total expense ratio were higher than the Expense Group and Expense Universe medians. The Board members also discussed the Manager’s current undertaking to waive fees and/or reimburse expenses, which representatives of the Manager stated would extend at least until July 31, 2008.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included in the same category, as the fund (the “Similar Funds”).The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee. Representatives of the Manager informed the Board members that there were no separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

The Fund 37

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services. The Board members also discussed the profitability percentages determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the services provided.The Board also noted the fee waiver and expense reimbursement arrangement and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature,extent,and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was satisfied with the Manager’s efforts to improve the fund’s performance as discussed during the meeting, noting the improvement in the fund’s total return performance over the last two years in comparison to the Performance Group and Performance Universe medians and that the Manager has under- taken to limit the fund’s expenses as described above.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative per- formance and expense and management fee information, including the Manager’s undertaking to waive or reimburse certain fees and expenses of the fund, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 39

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (64)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director
No. of Portfolios for which Board Member Serves: 164

Clifford L. Alexander, Jr. (74)
Board Member (1986)
Principal Occupation During Past 5 Years:
• President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
• Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
Other Board Memberships and Affiliations:
• Mutual of America Life Insurance Company, Director
No. of Portfolios for which Board Member Serves: 51

David W. Burke (71)
Board Member (2007)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• John F. Kennedy Library Foundation, Director
No. of Portfolios for which Board Member Serves: 86

———————
Peggy C. Davis (64)
Board Member (1990)
Principal Occupation During Past 5 Years:
• Shad Professor of Law, New York University School of Law (1983-present)
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 63

Diane Dunst (68)
Board Member (2007)
Principal Occupation During Past 5 Years:
• President, Huntting House Antiques
No. of Portfolios for which Board Member Serves: 23

———————
Ernest Kafka (74)
Board Member (1986)
Principal Occupation During Past 5 Years:
• Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents (1962-present)
• Instructor,The New York Psychoanalytic Institute (1981-present)
• Associate Clinical Professor of Psychiatry at Cornell Medical School (1987-2002)
No. of Portfolios for which Board Member Serves: 23

Nathan Leventhal (64)
Board Member (1989)
Principal Occupation During Past 5 Years:
• Commissioner, NYC Planning Commission (March 2007-present)
• Chairman of the Avery-Fisher Artist Program (November 1997-present)
Other Board Memberships and Affiliations:
• Movado Group, Inc., Director
• Mayor’s Committee on Appointments, Chairman
No. of Portfolios for which Board Member Serves: 23

———————
Jay I. Meltzer (79)
Board Member (2007)
Principal Occupation During Past 5 Years:
• Physician, Internist and Specialist in Clinical Hypertension
• Clinical Professor of Medicine at Columbia University & College of Physicians and Surgeons
• Faculty Associate, Center for Bioethics, Columbia
No. of Portfolios for which Board Member Serves: 23

The Fund 41

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Daniel Rose (78)
Board Member (2007)
Principal Occupation During Past 5 Years:
• Chairman and Chief Executive Officer of Rose Associates, Inc., a New York based real estate development and management firm
Other Board Memberships and Affiliations:
• Baltic-American Enterprise Fund,Vice Chairman and Director
• Harlem Educational Activities Fund, Inc., Chairman
• Housing Committee of the Real Estate Board of New York, Inc., Director
No. of Portfolios for which Board Member Serves: 33

———————
Warren B. Rudman (77)
Board Member (2007)
Principal Occupation During Past 5 Years:
• Of Counsel to (from January 1993 to December 31, 2003, Partner in) the law firm Paul,
Weiss, Rifkind,Wharton & Garrison LLP
Other Board Memberships and Affiliations:
• Collins & Aikman Corporation, Director
• Boston Scientific, Director
• Stonebridge International LLC, Co-Chairman
No. of Portfolios for which Board Member Serves: 33

Sander Vanocur (79)
Board Member (2007)
Principal Occupation During Past 5 Years:
• President, Old Owl Communications
No. of Portfolios for which Board Member Serves: 33

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Saul B. Klaman, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

J. DAVID OFFICER, President since
December 2006.

Chief Operating Officer,Vice Chairman and a Director of the Manager, and an officer of 81 investment companies (comprised of 163 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since April 1998.

PHILLIP N. MAISANO, Executive Vice
President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 81 investment companies (comprised of 163 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 82 investment companies (comprised of 180 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel and Secretary of the Manager, and an officer of 82 investment companies (comprised of 180 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 82 investment companies (comprised of 180 portfolios) managed by the Manager. She is 52 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 82 investment companies (comprised of 180 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 82 investment companies (comprised of 180 portfolios) managed by the Manager. She is 44 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 82 investment companies (comprised of 180 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 82 investment companies (comprised of 180 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since May 1986.

The Fund 43

OFFICERS OF THE FUND (Unaudited) (continued)

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 82 investment companies (comprised of 180 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 82 investment companies (comprised of 180 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1985.

ROBERT ROBOL, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 82 investment companies (comprised of 180 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer
since May 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 82 investment companies (comprised of 180 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 82 investment companies (comprised of 180 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 82 investment companies (comprised of 180 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (82 investment companies, comprised of 180 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 50 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 78 investment companies (comprised of 176 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Distributor since October 1998.

For More Information

Dreyfus Premier New York AMT-Free Municipal Bond Fund
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: PSNYX	Class B: PRNBX	Class C: PNYCX

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2007, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

0021AR1107

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $30,881in 2006 and $30,881 in 2007.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2006 and $0 in 2007.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2006 and $0 in 2007.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $3,347 in 2006 and $2,541 in 2007. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held (as applicable).

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2006 and $0 in 2007.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $247 in 2006 and $0 in 2007. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2006 and $0 in 2007.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $375,571in 2006 and $1,890,737 in 2007.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the

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Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier New York AMT-Free Municipal Bond Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 24, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 24, 2008

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

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